Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 14.3	$ 14.3	$ 17.9
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	12.0	8.6	12.3
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		8.6	17.2	23.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		8.2	4.5	4.9
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		1.4	1.3	2.5
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.5	3.1	1.7
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]			2.8
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		(14.3)	(9.3)	(11.0)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		12.1	$ 13.9	$ 18.8
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		14.2
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	12.4
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		12.8
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		6.1
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.0
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.8
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		(11.0)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		14.1
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		17.8
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	18.7
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		22.0
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		9.9
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.8
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		3.8
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		18.3
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		9.8
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	[1]	7.6
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		6.0
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		0.7
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		2.2
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 10.6

[1]	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.